Revenue Disaggregation (Details) - Schedule of revenue disaggregation - AutoLotto, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Lottery Game Revenue			$ 6,372,896	$ 2,461,667
Other Associated Revenue			40,662,431	1,735,647
Total Revenue	$ 32,248,036	$ 1,602,916	$ 47,035,327	$ 4,197,314	$ 7,459,514	$ 1,887,386